Long-Term Debt - Additional Information - Senior unsecured bonds (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	May. 31, 2014	Nov. 30, 2013	Sep. 30, 2013
US Dollar Bonds Due in 2019 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued		$ 300.0
Fixed interest rate of bonds		6.00%
Ten Year Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued	$ 160.8		$ 174.2	$ 174.2
Fixed interest rate of bonds			4.96%	4.96%
Debt instrument collateral, description	The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security.
Frequency of paying U.S. Dollar-denominated Term Loans	Semi-annual repayments
Logitel Offshore Holding [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued	$ 28.2